Business Combinations and Acquisitions of Non-Controlling Interests - Coltel Acquisitions (Details) € in Millions, COP in Millions	Dec. 31, 2017 EUR (€)	Sep. 30, 2017 EUR (€)	Sep. 30, 2017 COP	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about business combination [line items]
Goodwill	€ 26,841			€ 28,686
Impact on the consolidated cash flows		€ 85
Colombia Telecomunicaciones, S.A., ESP | Telebucaramanga, Metrotel, and Optecom Acquisition
Disclosure of detailed information about business combination [line items]
Consideration paid for the acquisition of control (1)		147	COP 509,975
Fair value of the prior stake		41
Fair value of the minority stake		3
Consideration transferred		191
Intangible assets		21
Property, plant and equipment		113
Deferred tax assets		10
Other non-current assets		7
Cash and cash equivalents		13
Other current assets		22
Deferred tax liabilities		(10)
Other non-current liabilities		(99)
Current liabilities		(33)
Fair value of net assets		44
Goodwill		147
Colombia Telecomunicaciones, S.A., ESP | Customer base | Telebucaramanga, Metrotel, and Optecom Acquisition
Disclosure of detailed information about business combination [line items]
Intangible assets		20
Colombia Telecomunicaciones, S.A., ESP | Other intangible assets | Telebucaramanga, Metrotel, and Optecom Acquisition
Disclosure of detailed information about business combination [line items]
Intangible assets		€ 1